Associated entities and consolidated subsidiaries	12 Months Ended
Dec. 31, 2022
Associated entities and consolidated subsidiaries
Associated entities and consolidated subsidiaries

49. Associated entities and consolidated subsidiaries

a) Associated entities

Following is a summary of the balance sheet on the associated entity as of December 31, 2021:

2021

Current assets	5,678
Non-current assets	3,549
Current liabilities	(6,119)
Non-current liabilities	(31)
Net assets	3,077

Following is a summary of the income statement on the associated entity as of December 31, 2021:

2021

Revenue	2,399
Expenses	(1,728)
Operating profit before tax	671
Income tax	(178)
Profit for the year	493

As of December 31, 2021 and 2022 the income accounted by the equity method recognized in the consolidated income statement was 200 million pesos and 182 million pesos, respectively.

The table below provides the reconciliation of the carrying amount of the investment in associated entities recognized in the consolidated balance sheet as of December 31, 2021:

2021

Reconciliation to carrying amount:
Net assets on investment date	2,584
Profit for the period	493
Closing net assets	3,077
Bank’s share in associated entity (percentage)	49%
Bank’s share in associated entity	1,508
Goodwill	669
Sale of merchant contracts	(784)
Other adjustments	(13)
Carrying amount as of December 31	1,380

As mentioned in Note 3, during 2021 Banco Santander México sold acquisition contracts to SMPS (associated entity) for 1,600 million pesos. In accordance with IAS 28, the Bank recognized in the consolidated income statement a gain on the sale in the amount of 816 million pesos, with a corresponding credit to the investment in associated entity for 784 million.

The Bank received 583 million in cash and a note receivable from SMPS in the amount of 1,017 million as proceeds from the sale of the acquisition contracts. The note receivable was subsequently capitalized as a capital contribution to SMPS.

b) Composition of the Bank

The subsidiaries of Banco Santander México, all of which have been included in the consolidated financial statements as of December 31, 2022, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Credit card loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Fideicomiso 100740 Banco Santander, S.A.	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V.	Technology services	99.99%	100%
Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Financial services	99.99%	100%

The total non-controlling interest recognized in the consolidated balance sheet as of December 31, 2022, amounts to 62 million pesos.

Information in respect to non-controlling interest is presented in Note 27.

c)   Significant restrictions

The Bank has the following significant restrictions on its ability to access or use the consolidated assets and settle the consolidated liabilities as of December 31, 2022:

●	Compulsory deposits with the Central Bank

Compulsory deposits relate to a minimum balance financial institutions are required to maintain with the Central Bank based on a percentage of deposits received by third parties. The amount of this compulsory deposit is 23,978 million pesos (see Note 6).

●	Reverse repurchase agreements

121,859 million pesos of debt instruments have been received as collateral in connection with reverse repurchase agreement transactions (see Notes 7 and 11).

●	Repurchase agreements

119,213 million pesos of Mexican government securities (M Bonds, BPATS, UMS and other debt securities) classified as financial assets at fair value through other comprehensive income have been pledged in connection with repurchase agreements transactions (see Note 8).

86,052 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with repurchase agreement transactions (see Note 8).

7,720 million pesos of BREMS R classified as financial assets at amortized cost have been pledged in connection with repurchase agreements transactions (see Note 8).

●	Debt instruments

2,211 million pesos of Special CETES in connection with the program of credit support and additional benefits to Mexican States and Municipalities and the support program for housing loan debtors, which can only be repurchased by the Central Bank (see Note 8).

7,799 million pesos of BREMS R that can only be acquired by Mexican banks through auctions carried out by the Central Bank as well as through repurchase agreement transactions between them or between Mexican banks as per the provisions established by the Central Bank (see Notes 3.4 and 8).

●	Securities loans

410 million pesos of equity instruments pledged in connection with securities loans transactions (see Note 9).

1 million pesos of equity instruments have been received in connection with securities loan transactions (see Note 9).

●	Collaterals in financial derivatives transactions traded in organized markets

6,530 million pesos of loans and advances to customers have been pledged in connection with financial derivatives traded in organized markets (see Note 11).

●	Collaterals in OTC financial derivatives transactions

14,585 million pesos of loans and advances to credit institutions have been pledged in connection with OTC financial derivatives transactions (see Note 7).

1,417 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with OTC financial derivatives transactions (see Note 8).

15,676 million pesos of deposits from credit institutions and customer deposits have been received in connection with OTC financial derivatives transactions (see Note 32).

5,660 million pesos of debt instruments have been received in connection with OTC financial derivatives transactions (see Note 32).

●	Earnings distribution

The Bank has restrictions on earnings distribution related to the legal reserve of 16,365 million pesos that include 13,971 million pesos in legal reserve of Banco Santander México (see Note 45). In addition, the Bank is restricted from distributing dividends that will result in non-compliance with minimum capitalization requirements established by the CNBV (see Note 30).

●	Loans to other entities within the Bank

The Bank granted a loan to Santander Consumo and Santander Inclusion Financiera for 69,785 million pesos and 485 million pesos, respectively, which were eliminated from the consolidated balance sheet for consolidation purposes.

d)  Financial support

The Bank did not give any financial support to a consolidated structured entity during 2021 and 2022.

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